OPERATING EXPENSES	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
OPERATING EXPENSES

Operating expenses consisted of the following for the three months ended March 31, 2014 and 2013, respectively:

	Three months ended March 31,
	2014	2013
Advertising	$29,600	$3,340
Professional fees	92,553	53,098
Consulting	15,814	20,407
Salaries, wages and benefits	349,096	375,071
Rent	15,148	15,148
Depreciation and amortization	58,906	48,111
Settlement expense	400,000	0
Stock-based compensation	421,577	0
General and administrative	89,264	218,794
Total Operating Expenses	$1,471,958	$733,969

Operating expenses consisted of the following for the years ended December 31, 2013 and 2012, respectively:

	Years ended December 31,	Years ended December 31,
	2013	2012
Advertising	$47,105	$57,218
Professional fees	552,824	263,396
Consulting	100,077	19,148
Salaries, wages and benefits	1,319,712	1,184,367
Rent	60,592	62,362
Depreciation and amortization	193,971	187,104
Stock-based compensation	411,412	285,605
General and administrative	288,297	269,448
Total Operating Expenses	$2,973,990	$2,328,648